Finance Leases - Schedule of Finance Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Lease Right-of-Use Assets and Lease Liabilities [Abstract]
Finance lease right-of-use assets	$ 297,524	$ 269,998
Amortization of finance lease right-of-use assets	(122,625)	(84,280)
Finance lease right-of-use assets, net	174,899	185,718
Finance lease liabilities, current	40,094	35,265
Finance lease liabilities, non-current	61,502	92,197
Total finance lease liabilities	$ 101,596	$ 127,462
Weighted average remaining lease term (in years)	2 years 5 months 1 day	3 years 5 months 1 day
Weighted average discount rate	3.13%	3.13%
Cash paid for finance leases	$ 40,351	$ 37,760	$ 41,242